Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Realized Gain (Loss) [Abstract]
Realized gains	$ 122	$ 200	$ 99
Realized losses	(19)	(23)	(26)
Net realized gains	103	177	73
Income tax on net realized gains	$ 26	$ 45	$ 18